SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

22.  SUBSEQUENT EVENTS

On July 28, 2023, the Company entered into a Sale and Purchase Agreement (“SPA”) with Feishang Group. Pursuant to the SPA, the Company agreed to sell 100% equity interest of Precise Space-Time Technology Limited (“PSTT”) to Feishang Group, together with PSTT’s outstanding payable owed to the Company, for consideration of approximately CNY95,761 comprising: (i) CNY-34,197, the fair value of 100% equity interest of PSTT as determined by the independent valuation report dated July 28, 2023. (ii) CNY129,958, the book value of PSTT’s outstanding payable owed to the Company.

PSTT, through its wholly owned subsidiaries, owns a 51% equity interest in Shanghai Onway and Shanghai Onway’s subsidiaries which are principally engaged in the development of rural wastewater treatment technologies, the provision of equipment and materials for rural wastewater treatment, undertaking EPC and PPP projects in relation to rural wastewater treatment, and the provision of consulting and professional technical services. After PSTT’s disposition, the Company will discontinue the operation in wastewater treatment segment and continue engaging in the exploration and mining business.